STRATEGIC ADVANTAGE/STRATEGIC ADVANTAGE II

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

issued by

Security Life of Denver Insurance Company

and its

Security Life Separate Account L1

Supplement Dated December 2, 2010

This supplement updates and amends certain information contained in your prospectus dated May 1, 2002, and supplements thereto. Please read it carefully and keep it with your prospectus for future reference.

__________________________________________________________________________

NOTICE OF UPCOMING VARIABLE INVESTMENT OPTION (“FUND”) MERGERS

The Board of Trustees of ING Investors Trust and the Board of Directors of ING Partners, Inc. have approved a proposal to merge certain funds. Subject to shareholder approval, effective after the close of business on or about January 21, 2011 (the “Merger Effective Date”), the following Disappearing Funds will merge into and become part of the following Surviving Funds.

Disappearing Funds	Surviving Funds
ING BlackRock Large Cap Value Portfolio (Class I)	ING T. Rowe Price Equity Income Portfolio (Class I)
ING Legg Mason ClearBridge Aggressive Growth Portfolio (Class I)	ING Large Cap Growth Portfolio (Class I)
ING Lord Abbett Growth and Income Portfolio (Class I)	ING Large Cap Value Portfolio (Class I) [1]

[1]

Currently, the ING Large Cap Value Portfolio is known as the ING Pioneer Equity Income Portfolio and is subadvised by Pioneer Investment Management, Inc. On the Merger Effective Date this fund will change its name to the ING Large Cap Value Portfolio and will be subadvised by ING Investment Management Co., ING Investment Management Advisors, B.V. and ING Investment Management Asia/Pacific (Hong Kong) Limited. See the following “Notice of an Upcoming Fund Addition” for more information about this fund after the Merger Effective Date.

STRATADV-10	Page 1 of 4	December 2010

IMPORTANT INFORMATION REGARDING THE
UPCOMING FUND MERGERS

•      Prior to the Merger Effective Date, you may transfer amounts allocated to an investment portfolio that invests in a Disappearing Fund to any other available investment portfolio or to the guaranteed interest division See the “Transfer of Account Value” section on page 41 of your product prospectus for information about making investment portfolio transfers, including applicable restrictions and limits on transfers.

•      On the Merger Effective Date, your investment in an investment portfolio that invests in a Disappearing Fund will automatically become an investment in the investment portfolio that invests in the corresponding Surviving Fund with an equal total net asset value.

•      Unless you provide us with alternative allocation instructions, after the Merger Effective Date all allocations directed to an investment portfolio that invests in a Disappearing Fund will be automatically allocated to the investment portfolio that invests in the corresponding Surviving Fund. You may give us alternative allocation instructions at any time by contacting the ING Customer Service Center.

•      Policy owners who had account value allocated to the investment portfolio that invested in the ING Lord Abbett Growth and Income Portfolio may leave their account value in the investment portfolio that invests in the ING Large Cap Value Portfolio, but future allocations and transfers into this investment portfolio will be prohibited.

•      After the Merger Effective Date, each Disappearing Fund will no longer exist and all references to them in the product prospectus are to be replaced by the corresponding Surviving Fund.

•      You will not incur any fees or charges or any tax liability because of the mergers, and your account value immediately before the mergers will equal your account value immediately after the mergers.

NOTICE OF AN UPCOMING FUND ADDITION

In connection with the upcoming fund merger involving the ING Lord Abbett Growth and Income Portfolio referenced above, effective on the Merger Effective Date the ING Large Cap Value Portfolio (Class I) will be added to your policy as a replacement investment option.

Please note the following information about the ING Large Cap Value Portfolio:

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Large Cap Value Portfolio (Class I) (formerly ING Pioneer Equity Income Portfolio)	Investment Adviser: Directed Services LLC Subadvisers: ING Investment Management Co.; ING Investment Advisers, B.V.; ING Investment Management Asia/Pacific (Hong Kong) Limited	Seeks long-term growth of capital and current income.

The investment portfolio that invests in the ING Lord Abbett Growth and Income Portfolio is currently closed to new investors and to new investments by existing investors. Because of the upcoming merger of this fund with and into the ING Large Cap Value Portfolio, your investment, if any, in the investment portfolio that invests in the ING Lord Abbett Growth and Income Portfolio will automatically become an investment in the investment portfolio that invests in the ING Large Cap Value Portfolio with an equal total net asset value. Policy owners who have account value allocated to the investment portfolio that invests in the ING Large Cap Value Portfolio following the merger may leave their account value in that investment portfolio but future allocations and transfers into it will be prohibited.

More information about the risks associated with investing in the ING Large Cap Value Portfolio can be found in the current prospectus and Statement of Additional Information for that fund.

STRATADV-10	Page 2 of 4	December 2010

IMPORTANT INFORMATION REGARDING THE
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

Effective after the close of business on or about January 21, 2011, the ING Marsico International Opportunities Portfolio will be renamed ING T. Rowe Price International Stock Portfolio and T. Rowe Price Associates, Inc. will replace Marsico Capital Management, LLC as subadviser. Accordingly, effective on or about January 21, 2011, all references in the product prospectus to ING Marsico International Opportunities Portfolio are to be replaced with ING T. Rowe Price International Stock Portfolio and information about the ING Marsico International Opportunities Portfolio in Appendix B of the prospectus is to be deleted and replaced with the following:

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING T. Rowe Price International Stock Portfolio (Class I) (formerly ING Marsico International Opportunities Portfolio)	Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.

IMPORTANT INFORMATION REGARDING THE
ING OPPENHEIMER GLOBAL STRATEGIC INCOME PORTFOLIO

Effective after the close of business on or about January 21, 2011, the ING Oppenheimer Global Strategic Income Portfolio will be renamed ING Global Bond Portfolio and ING Investment Management Co. will replace OppenheimerFunds, Inc. as subadviser under an interim subadvisory agreement. Accordingly, effective on or about January 21, 2011, all references in the product prospectus to ING Oppenheimer Global Strategic Income Portfolio are to be replaced with ING Global Bond Portfolio and information about the ING Oppenheimer Global Strategic Income Portfolio in Appendix B of the prospectus is to be deleted and replaced with the following:

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Global Bond Portfolio (Class S) (formerly ING Oppenheimer Global Strategic Income Portfolio)	Investment Adviser: Directed Services LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return through a combination of current income and capital appreciation.

IMPORTANT INFORMATION REGARDING THE
ING CLARION GLOBAL REAL ESTATE AND ING WELLS FARGO HEALTH CARE PORTFOLIOS

Effective immediately, each fund’s classification has changed from non-diversified to diversified.

STRATADV-10	Page 3 of 4	December 2010

MORE INFORMATION IS AVAILABLE

More information about the funds available through your policy, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

ING Customer Service Center

P.O. Box 5065

Minot, ND 58702-5065

1-877-253-5050

If you received a summary prospectus for any of the funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

STRATADV-10	Page 4 of 4	December 2010